UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (73.3%)
		Consumer Discretionary (13.4%)
3,450,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$3,312,000
2,957,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	2,883,075
5,200,000		DISH Network Corp.µ 7.125%, 02/01/16	5,239,000
1,972,000		GameStop Corp.µ 8.000%, 10/01/12	2,031,160
		General Motors Corp.
8,872,000		7.200%, 01/15/11	2,461,980
1,479,000		7.125%, 07/15/13	406,725
8,379,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	7,205,940
5,668,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	5,412,940
3,943,000		Hasbro, Inc.µ 6.600%, 07/15/28	4,099,285
1,114,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,236,540
4,298,000		Jarden Corp. 7.500%, 05/01/17	4,340,980
2,733,000		Kellwood Company 7.625%, 10/15/17	1,393,830
2,957,000		Liberty Media Corp.µ 8.250%, 02/01/30	2,705,655
4,436,000		MGM Mirage 8.375%, 02/01/11	4,286,285
4,209,000		NetFlix, Inc.* 8.500%, 11/15/17	4,461,540
4,929,000		Phillips-Van Heusen Corp.µ 8.125%, 05/01/13	5,052,225
		Royal Caribbean Cruises, Ltd.µ
4,929,000		7.500%, 10/15/27	4,331,359
986,000		7.250%, 06/15/16	966,280
986,000		7.000%, 06/15/13	983,535
		Service Corp. Internationalµ
6,901,000		7.500%, 04/01/27	6,417,930
1,972,000		7.625%, 10/01/18	2,006,510
986,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	976,140
1,479,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,578,832
12,520,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	12,551,300
3,397,000		Warnaco Group, Inc. 8.875%, 06/15/13	3,494,664
986,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,497,316

			91,333,026

		Consumer Staples (4.8%)
4,229,000		Chattem, Inc.µ 7.000%, 03/01/14	4,345,298
3,450,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	3,519,000
		Constellation Brands, Inc.
1,972,000		7.250%, 09/01/16µ	1,991,720
1,972,000		7.250%, 05/15/17	1,989,255
1,124,000		Del Monte Foods Company* 7.500%, 10/15/19	1,160,530
3,450,000		NBTY, Inc.µ 7.125%, 10/01/15	3,501,750
		Reynolds American, Inc.µ
2,957,000		7.625%, 06/01/16	3,343,004
2,957,000		7.250%, 06/15/37	3,033,385
9,858,000		Smithfield Foods, Inc.µ 7.750%, 05/15/13	9,537,615

			32,421,557

		Energy (18.1%)
739,000		Arch Coal, Inc.* 8.750%, 08/01/16	790,730
6,851,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	6,816,745
		Berry Petroleum Company
1,972,000		10.250%, 06/01/14	2,169,200
483,000		8.250%, 11/01/16	484,208
5,511,000		Bristow Group, Inc.µ 7.500%, 09/15/17	5,579,887
		Chesapeake Energy Corp.µ
8,872,000		7.500%, 06/15/14	9,049,440
2,731,000		6.875%, 11/15/20	2,642,243
1,972,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	1,962,140
6,211,000		Comstock Resources, Inc. 8.375%, 10/15/17	6,474,967
4,278,000		Concho Resources, Inc. 8.625%, 10/01/17	4,481,205
2,957,000		Forest Oil Corp.µ 8.000%, 12/15/11	3,101,154
4,131,000		Frontier Oil Corp.µ 8.500%, 09/15/16	4,337,550
3,056,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	3,048,360
7,492,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	7,716,760
4,929,000		Hornbeck Offshore Services, Inc.* 8.000%, 09/01/17	5,002,935
		Mariner Energy, Inc.
4,929,000		11.750%, 06/30/16µ	5,582,092
1,972,000		8.000%, 05/15/17	1,937,490
5,521,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	5,534,803
		Petroplus Holdings, AGµ*
4,929,000		9.375%, 09/15/19	4,904,355

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,972,000	6.750%, 05/01/14	$1,833,960
493,000	7.000%, 05/01/17	444,933
3,943,000	Pride International, Inc.µ 8.500%, 06/15/19	4,534,450
	Range Resources Corp.µ
1,839,000	7.375%, 07/15/13	1,884,975
1,794,000	8.000%, 05/15/19	1,919,580
3,943,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	4,107,813
6,408,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	6,375,960
3,746,000	Swift Energy Company 8.875%, 01/15/20	3,933,300
2,686,000	Valero Energy Corp.µ 7.500%, 06/15/15	2,751,689
	Williams Companies, Inc.
9,858,000	7.750%, 06/15/31	11,290,515
1,972,000	7.500%, 01/15/31	2,236,859

		122,930,298

	Financials (4.9%)
4,929,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	5,158,608
5,521,000	Janus Capital Group, Inc. 6.950%, 06/15/17	5,473,724
	Leucadia National Corp.µ
7,640,000	8.125%, 09/15/15	7,850,100
1,173,000	7.000%, 08/15/13	1,199,392
5,422,000	Nuveen Investments, Inc. 10.500%, 11/15/15	5,042,460
1,676,000	Omega Healthcare Investors, Inc.µ 7.000%, 04/01/14	1,688,570
2,477,000	Senior Housing Properties Trustµ 7.875%, 04/15/15	2,489,385
4,929,000	SLM Corp.~ 8.450%, 06/15/18	4,837,532

		33,739,771

	Health Care (0.5%)
	Bio-Rad Laboratories, Inc.
1,972,000	8.000%, 09/15/16	2,055,810
1,676,000	7.500%, 08/15/13µ	1,717,900

		3,773,710

	Industrials (7.0%)
2,957,000	BE Aerospace, Inc.µ 8.500%, 07/01/18	3,104,850
	Belden, Inc.µ
3,697,000	7.000%, 03/15/17	3,613,817
986,000	9.250%, 06/15/19*	1,055,020
986,000	Cummins, Inc.µ 7.125%, 03/01/28	987,909
4,579,000	Deluxe Corp.µ 7.375%, 06/01/15	4,384,392
2,957,000	Gardner Denver, Inc.µ 8.000%, 05/01/13	2,875,683
739,000	GEO Group, Inc.* 7.750%, 10/15/17	757,475
1,577,000	H&E Equipment Service, Inc.µ 8.375%, 07/15/16	1,596,713
2,465,000	Interline Brands, Inc.µ 8.125%, 06/15/14	2,489,650
1,972,000	Kansas City Southernµ 13.000%, 12/15/13	2,317,100
6,408,000	Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	6,488,100
2,405,000	SPX Corp.µ 7.625%, 12/15/14	2,507,213
6,901,000	Terex Corp.µ 7.375%, 01/15/14	6,952,757
2,957,000	Trinity Industries, Inc.µ 6.500%, 03/15/14	2,993,962
2,021,000	Triumph Group, Inc.* 8.000%, 11/15/17	2,056,368
3,426,000	Wesco Distribution, Inc. 7.500%, 10/15/17	3,357,480

		47,538,489

	Information Technology (8.2%)
	Amkor Technology, Inc.
7,394,000	9.250%, 06/01/16~	7,763,700
2,819,000	7.750%, 05/15/13µ	2,836,619
	Anixter International, Inc.µ
3,450,000	10.000%, 03/15/14	3,825,187
1,380,000	5.950%, 03/01/15	1,312,725
3,479,000	Flextronics International, Ltd.µ 6.500%, 05/15/13	3,531,185
4,485,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	4,014,075
	Jabil Circuit, Inc.
5,422,000	8.250%, 03/15/18µ	5,923,535
986,000	7.750%, 07/15/16	1,055,020
296,000	JDA Software Group, Inc.* 8.000%, 12/15/14	307,840
3,578,000	Lender Processing Services, Inc.µ 8.125%, 07/01/16	3,832,932
2,465,000	Lexmark International, Inc.µ 6.650%, 06/01/18	2,506,400
3,450,000	Seagate Technologyµ 6.800%, 10/01/16	3,454,312
1,479,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	1,512,278
	Xerox Corp.
9,365,000	8.000%, 02/01/27µ	9,292,637
4,604,000	7.625%, 06/15/13~	4,712,825

		55,881,270

	Materials (10.7%)
2,711,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	2,533,741

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,972,000		Anglo American, PLCµ* 9.375%, 04/08/14	$2,390,271
858,000		Ashland, Inc.µ* 9.125%, 06/01/17	937,365
1,479,000		Ball Corp. 7.375%, 09/01/19	1,549,253
1,767,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,612,388
5,777,000		Greif, Inc. 7.750%, 08/01/19	5,993,637
		Ineos Group Holdings, PLC*
4,732,000	EUR	7.875%, 02/15/16	4,428,617
986,000		8.500%, 02/15/16	665,550
4,929,000		Mosaic Companyµ* 7.625%, 12/01/16	5,390,902
		Nalco Holding Company
2,731,000		8.250%, 05/15/17µ*	2,908,515
1,972,000	EUR	9.000%, 11/15/13	2,829,872
3,943,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	3,686,705
7,886,000		Sealed Air Corp.µ* 6.875%, 07/15/33	7,516,139
3,608,000		Silgan Holdings, Inc. 7.250%, 08/15/16	3,761,340
1,972,000		Southern Copper Corp.µ 7.500%, 07/27/35	1,997,541
8,064,000		Steel Dynamics, Inc. 7.750%, 04/15/16	8,285,760
4,436,000		Terra Industries, Inc.* 7.750%, 11/01/19	4,635,620
1,972,000		Texas Industries, Inc.µ 7.250%, 07/15/13	1,972,000
		Union Carbide Corp.µ
3,943,000		7.500%, 06/01/25	3,675,053
3,056,000		7.875%, 04/01/23	2,909,578
3,155,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	3,020,912

			72,700,759

		Telecommunication Services (5.1%)
4,643,000		CenturyTel, Inc.µ 6.875%, 01/15/28	4,591,890
6,013,000		Frontier Communications Corp.µ 9.000%, 08/15/31	5,982,935
5,915,000		Leap Wireless International, Inc. 9.375%, 11/01/14	5,915,000
5,915,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,293,925
9,858,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	8,946,135
3,943,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	3,962,715

			34,692,600

		Utilities (0.6%)
5,422,000		Energy Future Holdings Corp. 10.250%, 11/01/15	4,269,825

		TOTAL CORPORATE BONDS (Cost $501,900,148)	499,281,305

CONVERTIBLE BONDS (23.6%)
		Consumer Discretionary (2.4%)
		Interpublic Group of Companies, Inc.
4,000,000		4.750%, 03/15/23	3,950,000
1,000,000		4.250%, 03/15/23µ	992,500
10,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	10,375,000
1,870,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,103,300

			16,420,800

		Energy (1.2%)
8,500,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	6,290,000
100,000		Petrobank Energy & Resources, Ltd.* 5.125%, 07/10/15	147,125
2,000,000		St. Mary Land & Exploration Companyµ 3.500%, 04/01/27	1,970,000

			8,407,125

		Financials (0.4%)
		Health Care REIT, Inc.µ
1,500,000		4.750%, 07/15/27	1,635,000
1,000,000		4.750%, 12/01/26	1,093,750

			2,728,750

		Health Care (4.7%)
8,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	8,085,625
16,000,000		Life Technologies Corp.µ 3.250%, 06/15/25	18,280,000
5,500,000		Millipore Corp.µ 3.750%, 06/01/26	5,596,250

			31,961,875

		Industrials (3.2%)
10,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	10,762,500
1,445,000		Quanta Services, Inc.µ 3.750%, 04/30/26	1,499,188
2,500,000		Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	1,940,625
10,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	7,809,375

			22,011,688

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Information Technology (9.4%)
1,160,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	$884,500
3,000,000		Blackboard, Inc.µ 3.250%, 07/01/27	2,970,000
5,500,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	5,115,000
7,000,000		Informatica Corp.µ 3.000%, 03/15/26	8,855,000
23,250,000		Intel Corp.µ 2.950%, 12/15/35	22,058,437
16,500,000		Linear Technology Corp.µ 3.000%, 05/01/27	15,633,750
4,000,000		ON Semiconductor Corp.µ 2.625%, 12/15/26	3,960,000
5,000,000		VeriSign, Inc. 3.250%, 08/15/37	4,193,750

			63,670,437

		Materials (2.3%)
1,500,000		Anglo American, PLC 4.000%, 05/07/14	2,310,750
3,700,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	4,033,000
8,010,000		Newmont Mining Corp.µ 3.000%, 02/15/12	9,351,675

			15,695,425

		TOTAL CONVERTIBLE BONDS (Cost $167,632,793)	160,896,100

U.S. GOVERNMENT AND AGENCY SECURITY (0.3%)
2,169,000		United States Treasury Note~ 1.500%, 10/31/10 (Cost $2,189,363)	2,189,844

SOVEREIGN BOND (1.1%)
1,410,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $8,196,909)	7,323,832

SYNTHETIC CONVERTIBLE SECURITIES (1.3%)
Corporate Bonds (1.1%)
		Consumer Discretionary (0.2%)
50,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	48,000
43,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	41,925
75,000		DISH Network Corp.µ 7.125%, 02/01/16	75,562
28,000		GameStop Corp.µ 8.000%, 10/01/12	28,840
		General Motors Corp.
128,000		7.200%, 01/15/11	35,520
21,000		7.125%, 07/15/13	5,775
121,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	104,060
82,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	78,310
57,000		Hasbro, Inc.µ 6.600%, 07/15/28	59,259
16,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	17,760
62,000		Jarden Corp. 7.500%, 05/01/17	62,620
39,000		Kellwood Company 7.625%, 10/15/17	19,890
43,000		Liberty Media Corp.µ 8.250%, 02/01/30	39,345
64,000		MGM Mirage 8.375%, 02/01/11	61,840
61,000		NetFlix, Inc.* 8.500%, 11/15/17	64,660
71,000		Phillips-Van Heusen Corp.µ 8.125%, 05/01/13	72,775
		Royal Caribbean Cruises, Ltd.µ
71,000		7.500%, 10/15/27	62,391
14,000		7.250%, 06/15/16	13,720
14,000		7.000%, 06/15/13	13,965
		Service Corp. Internationalµ
99,000		7.500%, 04/01/27	92,070
28,000		7.625%, 10/01/18	28,490
14,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	13,860
21,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	22,418
180,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	180,450
49,000		Warnaco Group, Inc. 8.875%, 06/15/13	50,409
14,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	21,260

			1,315,174

		Consumer Staples (0.1%)
61,000		Chattem, Inc.µ 7.000%, 03/01/14	62,677
50,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	51,000
		Constellation Brands, Inc.
28,000		7.250%, 09/01/16µ	28,280
28,000		7.250%, 05/15/17	28,245
16,000		Del Monte Foods Company* 7.500%, 10/15/19	16,520
50,000		NBTY, Inc.µ 7.125%, 10/01/15	50,750
		Reynolds American, Inc.µ
43,000		7.625%, 06/01/16	48,613
43,000		7.250%, 06/15/37	44,111

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

142,000	Smithfield Foods, Inc.µ 7.750%, 05/15/13	$137,385

		467,581

	Energy (0.3%)
11,000	Arch Coal, Inc.* 8.750%, 08/01/16	11,770
99,000	Arch Western Finance, LLCµ 6.750%, 07/01/13	98,505
	Berry Petroleum Company
28,000	10.250%, 06/01/14	30,800
7,000	8.250%, 11/01/16	7,018
79,000	Bristow Group, Inc.µ 7.500%, 09/15/17	79,987
	Chesapeake Energy Corp.µ
128,000	7.500%, 06/15/14	130,560
39,000	6.875%, 11/15/20	37,733
28,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	27,860
89,000	Comstock Resources, Inc. 8.375%, 10/15/17	92,782
62,000	Concho Resources, Inc. 8.625%, 10/01/17	64,945
43,000	Forest Oil Corp.µ 8.000%, 12/15/11	45,096
59,000	Frontier Oil Corp.µ 8.500%, 09/15/16	61,950
44,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	43,890
108,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	111,240
71,000	Hornbeck Offshore Services, Inc.* 8.000%, 09/01/17	72,065
	Mariner Energy, Inc.
71,000	11.750%, 06/30/16µ	80,407
28,000	8.000%, 05/15/17	27,510
79,000	Petrohawk Energy Corp.µ 7.125%, 04/01/12	79,197
	Petroplus Holdings, AGµ*
71,000	9.375%, 09/15/19	70,645
28,000	6.750%, 05/01/14	26,040
7,000	7.000%, 05/01/17	6,318
57,000	Pride International, Inc.µ 8.500%, 06/15/19	65,550
	Range Resources Corp.µ
26,000	8.000%, 05/15/19	27,820
26,000	7.375%, 07/15/13	26,650
57,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	59,383
92,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	91,540
54,000	Swift Energy Company 8.875%, 01/15/20	56,700
39,000	Valero Energy Corp.µ 7.500%, 06/15/15	39,954
	Williams Companies, Inc.
142,000	7.750%, 06/15/31	162,635
28,000	7.500%, 01/15/31	31,761

		1,768,311

	Financials (0.1%)
71,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	74,307
79,000	Janus Capital Group, Inc. 6.950%, 06/15/17	78,324
	Leucadia National Corp.µ
110,000	8.125%, 09/15/15	113,025
17,000	7.000%, 08/15/13	17,383
78,000	Nuveen Investments, Inc. 10.500%, 11/15/15	72,540
24,000	Omega Healthcare Investors, Inc.µ 7.000%, 04/01/14	24,180
36,000	Senior Housing Properties Trustµ 7.875%, 04/15/15	36,180
71,000	SLM Corp.~ 8.450%, 06/15/18	69,682

		485,621

	Health Care (0.0%)
	Bio-Rad Laboratories, Inc.
28,000	8.000%, 09/15/16	29,190
24,000	7.500%, 08/15/13µ	24,600

		53,790

	Industrials (0.1%)
43,000	BE Aerospace, Inc.µ 8.500%, 07/01/18	45,150
	Belden, Inc.µ
53,000	7.000%, 03/15/17	51,807
14,000	9.250%, 06/15/19*	14,980
14,000	Cummins, Inc.µ 7.125%, 03/01/28	14,027
66,000	Deluxe Corp.µ 7.375%, 06/01/15	63,195
43,000	Gardner Denver, Inc.µ 8.000%, 05/01/13	41,818
11,000	GEO Group, Inc.* 7.750%, 10/15/17	11,275
23,000	H&E Equipment Service, Inc.µ 8.375%, 07/15/16	23,288
35,000	Interline Brands, Inc.µ 8.125%, 06/15/14	35,350
28,000	Kansas City Southernµ 13.000%, 12/15/13	32,900
92,000	Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	93,150
35,000	SPX Corp.µ 7.625%, 12/15/14	36,488

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

99,000		Terex Corp.µ 7.375%, 01/15/14	$99,742
43,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	43,537
29,000		Triumph Group, Inc.* 8.000%, 11/15/17	29,508
49,000		Wesco Distribution, Inc. 7.500%, 10/15/17	48,020

			684,235

		Information Technology (0.1%)
		Amkor Technology, Inc.
106,000		9.250%, 06/01/16~	111,300
41,000		7.750%, 05/15/13µ	41,256
		Anixter International, Inc.µ
50,000		10.000%, 03/15/14	55,437
20,000		5.950%, 03/01/15	19,025
50,000		Flextronics International, Ltd.µ 6.500%, 05/15/13	50,750
65,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	58,175
		Jabil Circuit, Inc.
78,000		8.250%, 03/15/18µ	85,215
14,000		7.750%, 07/15/16	14,980
4,000		JDA Software Group, Inc.* 8.000%, 12/15/14	4,160
52,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	55,705
35,000		Lexmark International, Inc.µ 6.650%, 06/01/18	35,588
50,000		Seagate Technologyµ 6.800%, 10/01/16	50,062
21,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	21,473
		Xerox Corp.
135,000		8.000%, 02/01/27µ	133,957
66,000		7.625%, 06/15/13~	67,560

			804,643

		Materials (0.1%)
39,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	36,450
28,000		Anglo American, PLCµ* 9.375%, 04/08/14	33,939
12,000		Ashland, Inc.µ* 9.125%, 06/01/17	13,110
21,000		Ball Corp. 7.375%, 09/01/19	21,998
25,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	22,813
83,000		Greif, Inc. 7.750%, 08/01/19	86,112
		Ineos Group Holdings, PLC*
68,000	EUR	7.875%, 02/15/16	63,640
14,000		8.500%, 02/15/16	9,450
71,000		Mosaic Companyµ* 7.625%, 12/01/16	77,653
		Nalco Holding Company
39,000		8.250%, 05/15/17µ*	41,535
28,000	EUR	9.000%, 11/15/13	40,181
57,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	53,295
114,000		Sealed Air Corp.µ* 6.875%, 07/15/33	108,653
52,000		Silgan Holdings, Inc. 7.250%, 08/15/16	54,210
28,000		Southern Copper Corp.µ 7.500%, 07/27/35	28,363
116,000		Steel Dynamics, Inc. 7.750%, 04/15/16	119,190
64,000		Terra Industries, Inc.* 7.750%, 11/01/19	66,880
28,000		Texas Industries, Inc.µ 7.250%, 07/15/13	28,000
		Union Carbide Corp.µ
57,000		7.500%, 06/01/25	53,127
44,000		7.875%, 04/01/23	41,892
45,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	43,087

			1,043,578

		Telecommunication Services (0.1%)
67,000		CenturyTel, Inc.µ 6.875%, 01/15/28	66,262
87,000		Frontier Communications Corp.µ 9.000%, 08/15/31	86,565
85,000		Leap Wireless International, Inc. 9.375%, 11/01/14	85,000
85,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	76,075
142,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	128,865
57,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	57,285

			500,052

		Utilities (0.0%)
78,000		Energy Future Holdings Corp. 10.250%, 11/01/15	61,425

		TOTAL CORPORATE BONDS	7,184,410

U.S. Government and Agency Security (0.0%)
31,000		United States Treasury Note~ 1.500%, 10/31/10	31,298

Sovereign Bond (0.0%)
20,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	103,884

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.2%) #
	Consumer Discretionary (0.1%)
140	Amazon.com, Inc. Call, 01/21/12, Strike $130.00	$385,700

	Information Technology (0.1%)
140	Apple, Inc. Call, 01/21/12, Strike $210.00	506,100
85	Mastercard, Inc. Call, 01/21/12, Strike $250.00	411,825

		917,925

	TOTAL PURCHASED OPTIONS	1,303,625

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,001,210)	8,623,217

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.7%)
	Consumer Staples (3.0%)
350,000	Archer-Daniels-Midland Companyµ 6.250%	15,015,000
	Bunge, Ltd.
22,000	4.875%	1,933,250
5,500	5.125%	3,275,937

		20,224,187

	Financials (4.3%)
185,000	Affiliated Managers Group, Inc. 5.150%	6,105,000
140,000	American International Group, Inc. 8.500%	1,300,600
15,500	Bank of America Corp.µ 7.250%	14,027,500
55,000	Reinsurance Group of America, Inc.µ 5.750%	3,524,400
4,700	Wells Fargo & Companyµ 7.500%	4,430,220

		29,387,720

	Health Care (1.6%)
9,800	Mylan, Inc. 6.500%	11,025,000

	Industrials (0.9%)
6,750	Stanley Worksµ‡ 5.125%	6,169,500

	Materials (3.9%)
145,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	14,275,250
170,000	Vale Capital, Ltd. (Companhia Vale do Rio Doce)§ 5.500%	8,478,750
50,000	Vale, SA 6.750%	3,775,150

		26,529,150

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $113,357,433)	93,335,557

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (6.6%)+*
	Energy (4.7%)
56,500	BNP Paribas, SA (Devon Energy Corp.) 12.000%, 06/17/10	3,818,835
125,000	BNP Paribas, SA (ENSCO International, Inc.) 12.000%, 07/26/10	5,021,250
55,000	Credit Suisse Group (Noble Energy, Inc.) 12.000%, 06/18/10	3,943,500
45,000	Deutsche Bank, AG (Apache Corp.) 8.000%, 06/10/10	4,419,000
122,000	Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000%, 02/16/10	4,418,840
172,130	Goldman Sachs Group, Inc. (Halliburton Company) 12.000%, 04/30/10	5,076,114
123,000	Goldman Sachs Group, Inc. (Noble Corp.) 12.000%, 06/30/10	5,023,320

		31,720,859

	Health Care (0.5%)
100,000	Deutsche Bank, AG (Medtronic, Inc.) 11.000%, 05/27/10	3,766,000

	Materials (1.4%)
105,300	Credit Suisse Group (Barrick Gold Corp.) 12.000%, 04/19/10	3,752,892
79,600	JPMorgan Chase & Company (Freeport-McMoRan Copper & Gold, Inc.) 12.000%, 05/19/10	5,486,032

		9,238,924

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $44,882,482)	44,725,783

NUMBER OF
SHARES		VALUE

COMMON STOCKS (3.4%)
	Financials (0.6%)
107,700	MetLife, Inc.µ	3,803,964

	Health Care (2.0%)
354,765	Merck & Company, Inc.µ	13,544,928

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Industrials (0.8%)
175,608	Avery Dennison Corp.µ	$5,709,016

	TOTAL COMMON STOCKS (Cost $25,742,641)	23,057,908

SHORT TERM INVESTMENT (3.7%)
25,272,038	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,272,038)	25,272,038

TOTAL INVESTMENTS (127.0%) (Cost $898,175,017)		864,705,584

LIABILITIES, LESS OTHER ASSETS (-27.0%)		(183,974,242)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$680,731,342

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $510,464,060. $2,653,500 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $67,375,418 or 9.9% of net assets applicable to common shareholders.
~	Security, or portion of security, is segregated as collateral for written options and swaps aggregating a total value of $6,600,279.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$80,000,000	$(585,984)

BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	55,000,000	(838,593)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	38,700,000	(476,174)

					$(1,900,751)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at January 31, 2010.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:

Cost basis of Investments	$913,458,758

Gross unrealized appreciation	28,847,133
Gross unrealized depreciation	(77,600,307)

Net unrealized appreciation (depreciation)	$(48,753,174)

NOTE 3 – BORROWINGS

On May 15, 2008, the Fund entered into a Revolving Credit and Security Agreement with conduit lenders and a bank that allowed it to borrow up to an initial limit of $336.6 million. Borrowings under the Revolving Credit and Security Agreement were secured by assets of the Fund. Interest was charged at a rate above the conduits’ commercial paper issuance rate and was payable monthly. Under the Revolving Credit and Security Agreement, the Fund also paid a program fee on its outstanding borrowings to administer the facility and a liquidity fee on the total borrowing limit.

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $300,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2010, the average borrowings and the average interest rate were $193,000,000 and 1.24.%, respectively. As of January 31, 2010, the amount of such outstanding borrowings is $193,000,000. The interest rate applicable to the borrowings on January 31, 2010 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent

Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments, or to hedge the interest rate risk on the fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – STRUCTURED EQUITY LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices
Common Stocks	$23,057,908	$—
Convertible Preferred Stocks	75,851,870	—
Synthetic Convertible Securities (Purchased Options)	1,303,625	—
Short Term Investments	25,272,038	—
Level 2 – Other significant observable inputs
Convertible Bonds	160,896,100	—
Corporate Bonds	499,281,305	—
U.S. Government and Agency Security	2,189,844	—
Sovereign Bond	7,323,832	—
Convertible Preferred Stocks	17,483,687	—
Synthetic Convertible Securities (Corporate Bonds, U.S. Government and Agency Security, Sovereign Bond)	7,319,592	—
Structured Equity-Linked Securities	44,725,783	—
Interest Rate Swaps	—	(1,900,751)

Total	$864,705,584	$(1,900,751)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010